Capitalized Costs Relating to Gas-Producing Activities (Tables)	12 Months Ended
Dec. 31, 2013
Extractive Industries [Abstract]
Proved and Unpoved Capitalized Cost

Proved and unproved capitalized costs related to the Company’s gas-producing activities are as follows (in thousands):

	2013	2012
Capitalized costs:
Unproved properties	$457,836	$111,030
Proved, producing properties	244,771	119,374
Proved, nonproducing properties	78,441	61,434

Total	781,048	291,838
Accumulated depreciation, depletion and amortization	52,689	20,820

Net capitalized costs	$728,359	$271,018

Entity’s share of equity method investees’ net capitalized costs	$91,166	$57,110